WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.7%
Alabama - 5.5%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.250%	7/1/52	$500,000	$539,939
Black Belt Energy Gas District, AL, Gas Project Revenue, Series D-1, Refunding	5.500%	2/1/29	200,000	210,675	(a)(b)(c)
Jefferson County, AL, Sewer Revenue:
Convertible CAB, Subordinated Lien, Warrants, Step bond, Series F, Refunding (0.000% to 10/1/23 then 7.900%)	0.000%	10/1/50	3,020,000	3,151,763
Senior Lien, Warrants, Series A, Refunding, AGM	5.500%	10/1/53	400,000	407,800
Subordinated Lien, Warrants, Series D, Refunding	6.000%	10/1/42	1,120,000	1,179,000
Subordinated Lien, Warrants, Series D, Refunding	6.500%	10/1/53	3,000,000	3,159,073

Total Alabama				8,648,250

Alaska - 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	252,825	(d)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	399,832
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	221,369
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	385,000	383,208

Total Alaska				1,257,234

Arizona - 3.7%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	372,865	(e)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,010,760	(e)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	454,270	(e)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	196,145	(e)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,001,220	(e)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Arizona - (continued)
Great Hearts Academies, Refunding	5.000%	7/1/41	$1,200,000	$1,200,771
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,569,423

Total Arizona				5,805,454

California - 10.5%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	600,000	646,222
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	516,075
Anaheim, CA, Public Financing Authority Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,028,570	(f)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	524,785	(a)(c)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	374,883	(e)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	716,088	(d)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	715,275	(e)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	243,356
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	250,000	243,455	(e)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	499,097	(e)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	356,922	(e)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	501,740
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	736,772
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,220,003

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Series C	7.000%	11/1/34	$2,000,000	$2,475,753
Series C	6.500%	11/1/39	2,000,000	2,440,005
Redding, CA, Redevelopment Agency, Tax Allocation, Shastec Redevelopment Project	5.000%	9/1/29	600,000	602,650
River Islands, CA, Public Financing Authority, Special Tax Revenue, Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	300,000	329,921
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,000,000	1,018,910	(d)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	208,463

Total California				16,398,945

Colorado - 1.8%
Aristation Metropolitan District, CO, GO, Convertible Unlimited & Special Revenue, Refunding and Improvements	5.000%	12/1/38	500,000	485,907
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	257,504	(a)(c)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	149,317
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	505,332
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	955,000	960,388
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	483,424

Total Colorado				2,841,872

Connecticut - 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	534,747
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	608,309

Total Connecticut				1,143,056

Florida - 5.7%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/44	1,250,000	1,197,749	(d)
Senior Bonds, Series B	4.000%	9/1/49	500,000	467,721	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Series 2022	5.500%	9/1/52	$1,000,000	$1,082,553	(d)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	651,906
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	251,864	(e)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	215,337	(e)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	500,000	508,989
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	144,495
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	667,748	(d)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	787,362	(d)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	262,083
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	359,455
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,521,054
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	79,021
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	297,904
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(g)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	355,591	(e)

Total Florida				8,850,835

Georgia - 1.0%
Georgia State Municipal Electric Authority Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	363,134
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	250,000	250,664
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	260,419

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	$250,000	$258,720
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	150,193
Series C	5.000%	9/1/30	250,000	262,949	(a)(c)

Total Georgia				1,546,079

Illinois - 15.0%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	1,000,000	1,018,117
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	982,330
Series A	5.000%	12/1/39	1,250,000	1,267,621
Series C, Refunding, AGM	5.000%	12/1/32	250,000	263,852
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	603,077
Series A	5.000%	1/1/44	500,000	510,603
Series A, Refunding	5.000%	1/1/28	500,000	529,191
Series A, Refunding	6.000%	1/1/38	300,000	318,660
Series C, Refunding	5.000%	1/1/25	500,000	508,633
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	522,326	(d)
Senior Lien, Series G	5.000%	1/1/42	500,000	508,775	(d)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,519,469	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,020,766
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	519,975
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	304,264
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	511,539
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	533,305
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,339,610
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	263,242
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	107,828

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	$300,000	$316,090
Series A	5.000%	3/1/37	1,250,000	1,346,044
Series A	5.000%	3/1/46	500,000	522,221
Series A, Refunding	5.000%	10/1/29	1,100,000	1,187,279
Series A, Refunding	5.000%	10/1/30	550,000	593,014
Series B, Refunding	5.000%	9/1/27	400,000	424,621
Series D	5.000%	11/1/27	1,150,000	1,223,698
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	350,000	353,391
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	725,479
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	932,783
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	253,741
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,290,424
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,045,425

Total Illinois				23,367,393

Indiana - 1.5%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	402,247
Marion General Hospital, Series A	4.000%	7/1/45	200,000	191,478
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	201,544
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,055,576	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	506,328	(d)

Total Indiana				2,357,173

Iowa - 1.0%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	765,653	(a)(c)

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - (continued)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	$700,000	$708,283
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	134,795

Total Iowa				1,608,731

Kentucky - 1.9%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,496,987	(a)(c)
Series C	4.000%	6/1/25	1,400,000	1,393,664	(a)(c)

Total Kentucky				2,890,651

Louisiana - 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	700,000	715,705
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	444,248
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	377,636	(a)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	237,209	(a)(c)

Total Louisiana				1,774,798

Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	325,066
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	408,901	(d)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	288,758

Total Maryland				1,022,725

Massachusetts - 1.2%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	524,101
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	555,450
Wellforce Issue, Series A, Refunding	5.000%	7/1/36	500,000	508,079
Wellforce Issue, Series A, Refunding	5.000%	7/1/44	250,000	245,856

Total Massachusetts				1,833,486

Michigan - 1.1%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/43	250,000	250,868

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	$700,000	$782,492
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	376,270
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	55,000	56,421
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	252,199	(d)

Total Michigan				1,718,250

Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services, Refunding	5.000%	2/1/44	750,000	711,301
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	1,999,874

Total Missouri				2,711,175

Nebraska - 0.3%
Omaha Public Power District, NE, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	492,998

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	295,094	(e)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	460,909	(e)

Total Nevada				756,003

New Jersey - 7.6%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	145,000	146,029	(d)(h)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,503,598	(d)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	125,000	128,535	(d)
Transit Transportation Project, Series A	5.000%	11/1/32	1,500,000	1,649,141
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health, Series A, Refunding	5.000%	7/1/38	100,000	105,009

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	$640,000	$622,786	(d)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	4,877,990
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,044,905
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	1,250,000	1,366,597
Salem County, NJ, PCFA Revenue, Chambers Project, Series A, Refunding	5.000%	12/1/23	265,000	266,237	(d)(h)
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	155,683

Total New Jersey				11,866,510

New Mexico - 0.1%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	205,249

New York - 7.8%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	800,013
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	301,991	(e)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	274,544
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	237,120
Series A-2	5.000%	5/15/30	400,000	430,933	(a)(c)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	754,202
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	277,674
New York City, NY, TFA Revenue, Future Tax Secured, Subordinated, Series A, Subseries A-1	5.000%	5/1/53	2,250,000	2,431,817
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	469,403
New York State Liberty Development Corp., Liberty Revenue:
3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,184,759	(e)
7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	548,365

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	$750,000	$728,154
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	776,545	(d)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	4.375%	10/1/45	250,000	242,898	(d)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	480,479
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	299,911	(d)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	493,961	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	961,484	(d)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	461,677

Total New York				12,155,930

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	507,492

North Dakota - 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	449,408

Ohio - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	744,674
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	305,304	(a)(c)(d)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	683,992	(d)

Total Ohio				1,733,970

Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	500,000	502,242

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	$500,000	$474,968

Pennsylvania - 6.5%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	346,876
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Series 2018	5.000%	6/1/33	200,000	214,656
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	46,067	(f)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	105,000	107,491	(f)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	201,483
Erie County, PA, Convention Center Authority Guaranteed Hotel Revenue, County Guaranty, Refunding	5.000%	1/15/36	750,000	760,867
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, County Guaranty:
Series B, Refunding	4.000%	5/1/49	250,000	241,700
Series B, Refunding	4.750%	5/1/57	500,000	504,586
Lancaster, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	506,571
Pennsylvania State Economic Development Financing Authority Revenue, Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,713,939	(d)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,259,299
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	400,490
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	527,249
Lease Revenue, Refunding	5.000%	10/1/30	250,000	282,948

Total Pennsylvania				10,114,222

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.1%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	$145,000	$92,416
Restructured, Series A	5.000%	7/1/62	160,000	157,600
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	240,000	205,144
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	349,527
Restructured, Series A-1	4.550%	7/1/40	50,000	48,460
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,867,436
Restructured, Series A-1	5.000%	7/1/58	880,000	858,672
Restructured, Series A-2	4.329%	7/1/40	530,000	500,232
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,337,496

Total Puerto Rico				6,416,983

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	388,794

Tennessee - 0.6%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	483,632
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	397,883	(a)(c)

Total Tennessee				881,515

Texas - 6.0%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	199,725
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	507,504
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	313,873	(d)
Series B	5.000%	11/15/39	600,000	628,384	(d)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	456,282
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	997,362	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,679	(d)
Series 2017	5.000%	11/1/36	20,000	20,478	(d)

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
MRC Crestview, Refunding	5.000%	11/15/36	$550,000	$570,997	(f)
Westminster Manor Project	4.000%	11/1/49	400,000	313,424
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	965,182
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	1,165,000	1,177,106	(f)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	254,983
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	703,350
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	550,000	571,682
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,003,468	(d)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	500,606	(d)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	210,000	193,677

Total Texas				9,398,762

Utah - 1.5%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,070,949	(b)(d)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	364,290
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	253,518
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	568,282

Total Utah				2,257,039

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - 1.3%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	$250,000	$253,627	(d)
Series B, Refunding	5.000%	7/1/45	300,000	303,536	(d)
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	200,000	213,347
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,055,837	(d)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	250,000	258,051	(d)

Total Virginia				2,084,398

Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	531,949	(d)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	496,857
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	358,534

Total Washington				1,387,340

Wisconsin - 2.0%
Public Finance Authority, WI, Revenue:
Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	100,000	97,482
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	560,252	(d)
Cone Health, Series A	5.000%	10/1/52	300,000	312,347
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	571,158
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,027,979
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	215,808	(e)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	270,695

Total Wisconsin				3,055,721

TOTAL MUNICIPAL BONDS (Cost - $152,162,836)				150,905,651

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(i) - 2.1%
New York - 2.1%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,601,185
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,740,000	1,712,199

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $3,283,426)				3,313,384

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,446,262)				154,219,035

SHORT-TERM INVESTMENTS - 3.3%
MUNICIPAL BONDS - 3.3%
Massachusetts - 0.1%
Massachusetts State DFA Revenue, Boston University, Series U-6C, Refunding, LOC - TD Bank N.A.	4.550%	10/1/42	100,000	100,000	(j)(k)

Mississippi - 1.4%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series B	4.450%	12/1/30	1,050,000	1,050,000	(j)(k)
Chevron USA Inc. Project, Series G	4.450%	11/1/35	1,175,000	1,175,000	(j)(k)

Total Mississippi				2,225,000

Nevada - 0.2%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LIQ - FNMA, LOC - FNMA	3.950%	4/15/33	350,000	350,000	(d)(j)(k)

New York - 0.9%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution Fiscal 2014, Series AA-1, Refunding, SPA - JPMorgan Chase & Co.	4.650%	6/15/50	1,000,000	1,000,000	(j)(k)
Second General Resolution Fiscal 2014, Series AA-3, Refunding, SPA - TD Bank N.A.	4.500%	6/15/49	200,000	200,000	(j)(k)
New York State Housing Finance Agency Revenue, 350 West 43rd Street, Series A, LOC - Landesbank Hessen-Thueringen	4.560%	11/1/34	150,000	150,000	(d)(j)(k)

Total New York				1,350,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.2%
North Carolina State Educational Facilities Finance Agency Revenue, Duke University, Series A	3.900%	6/1/27	$300,000	$300,000	(j)(k)

Pennsylvania - 0.5%
Lancaster, PA, IDA Revenue, Willow Valley Retirement Communities Project, Series C, LOC - PNC Bank N.A.	4.150%	12/1/39	100,000	100,000	(j)(k)
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	3.980%	12/1/39	200,000	200,000	(j)(k)
Philadelphia, PA, Authority for IDR, Gift of Life Donor Program Project, LOC - TD Bank N.A.	3.920%	12/1/34	500,000	500,000	(j)(k)

Total Pennsylvania				800,000

TOTAL MUNICIPAL BONDS (Cost - $5,125,000)				5,125,000

			SHARES
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $52,919)	5.269%		52,919	52,919	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,177,919)				5,177,919

TOTAL INVESTMENTS - 102.1% (Cost - $160,624,181)				159,396,954
TOB Floating Rate Notes - (1.2)%				(1,830,000)
Other Liabilities in Excess of Other Assets - (0.9)%				(1,474,224)

TOTAL NET ASSETS - 100.0%				$156,092,730

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(f)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(g)	The coupon payment on this security is currently in default as of July 31, 2023.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2023, the total market value of investments in Affiliated Companies was $52,919 and the cost was $52,919 (Note 2).

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report	17

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of Investments (unaudited) (cont’d)	July 31, 2023

(Percentages shown based on Fund net assets)

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Municipal High Income Fund Inc. 2023 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$150,905,651	—	$150,905,651
Municipal Bonds Deposited in Tender Option Bond Trusts	—	3,313,384	—	3,313,384

Total Long-Term Investments	—	154,219,035	—	154,219,035

Short-Term Investments†:
Municipal Bonds	—	5,125,000	—	5,125,000
Money Market Funds	$52,919	—	—	52,919

Total Short-Term Investments	52,919	5,125,000	—	5,177,919

Total Investments	$52,919	$159,344,035	—	$159,396,954

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2023. The following transactions were effected in such company for the period ended July 31, 2023.

21

Notes to Schedule of Investments (unaudited) (cont’d)

	Affiliate Value at October 31, 2022	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2023
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$46,898	$817,136	817,136	$811,115	811,115	—	$1,552	—	$52,919

22